Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	GORILLA TECHNOLOGY GROUP INC.
Entity Central Index Key	0001903145
Entity File Number	001-41448
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Meridien House
Entity Address, Address Line Two	42 Upper Berkeley Street
Entity Address, Address Line Three	Marble Arch
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	5QJ
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	18,058,135
Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GRRR
Security Exchange Name	NASDAQ
Warrants
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GRRRW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jayesh Chandan
Contact Personnel Email Address	jay@gorilla-technology.com
Entity Address, Address Line One	Meridien House
Entity Address, Address Line Two	42 Upper Berkeley Street
Entity Address, Address Line Three	Marble Arch
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	5QJ
Entity Phone Fax Numbers [Line Items]
City Area Code	2039880574
Local Phone Number	+44